Item 1. Report To Shareholders

T. Rowe Price Institutional High Yield Fund

Certified Shareholder Report and Financials

T. Rowe Price Institutional High Yield Fund
Certified Shareholder Report and Financials

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

[CHART OMITTED]

Institutional High Yield Fund

             Institutional        CS First         JP Morgan        Lipper
             High                 Boston           Global           High
             Yield                High Yield       High Yield       Yield Funds
             Fund                 Index            Index            Average

5/31/02     $10,000               $10,000           $10,000           $10,000
8/31/02       9,914                 9,497             9,458             9,315
11/30/02     10,306                 9,816             9,761             9,633
2/28/03      10,654                10,356            10,279            10,033
5/31/03      11,378                11,325            11,237            10,861

Average Annual Compound Total Returns

Period Ended 5/31/03                                          1 Year
--------------------------------------------------------------------------------
Institutional High Yield Fund*                                13.78%
CS First Boston High Yield Index                              13.25
JP Morgan Global High Yield Index                             12.37
Lipper High Yield Funds Average                                8.61

*Inception date 5/31/02

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot predict future results.

Dear Shareholder,

We are pleased that the Institutional High Yield Fund generated a positive return of 13.78% during the 12 months ended May 31, 2003. As shown in the table, we outperformed the Lipper High Yield Funds Average, the CS First Boston High Yield Index, and the JP Morgan Global High Yield Index during the period. Because of our conservative portfolio posture and reluctance to hold very low CCC rated and defaulted credits, which rallied strongly, relative performance lagged in the second half of the fiscal year.

Major Index Returns
                                                                       12-Month
Period Ended 5/31/03                                                     Return
--------------------------------------------------------------------------------
Lehman Brothers U.S. Treasury
Securities Index                                                          14.22%

Lehman Brothers U.S. Aggregate Index                                      11.58

Lehman Brothers U.S. Credit Index                                         16.06

Lehman Brothers Mortgage-Backed
Securities Index                                                           6.42

CS First Boston High Yield Index                                          13.25

JP Morgan Global High Yield Index                                         12.37

Source: Lehman Brothers and CS First Boston.

As you know, the portfolio seeks to generate a high level of current income and, secondarily, capital appreciation by investing in a diversified portfolio of high-yield, lower-quality corporate bonds. The portfolio focuses primarily on bonds in the upper-quality range (BB and B rated credits) of the high-yield market.

[GRAPHIC OMITTED]

Quality Diversification

BBB Rated & Above                           15%
BB Rated                                    19
B Rated                                     56
CCC Rated and Below (including Not Rated)   10

Based on T. Rowe Price research.

The Major Index Returns table shows how various quality bonds performed over the fiscal year. Treasury bonds and investment-grade corporates performed slightly better than the U.S. Aggregate Index over the 12-month period, and high yield came on strong in recent months. As shown in the Quality Diversification table, 90% of the portfolio was invested in bonds rated single B and higher.

Portfolio Characteristics

Period Ended                               5/31/03
--------------------------------------------------------------------------------
Price Per Share                            $10.47

30-Day Standardized Yield
to Maturity                                  8.01%

Weighted Average Maturity (years)             6.7

Weighted Average Effective
Duration (years)                              3.6

Weighted Average Quality*                      B+

*Based on T. Rowe Price research.

The Portfolio Characteristics table shows various portfolio characteristics as of May 31. The fund's weighted average maturity remained relatively unchanged at
6.7 years, although duration shortened a bit to 3.6 years. The portfolio's average quality has remained in the B+ range throughout the fund's fiscal year. In this year's falling interest rate environment, the portfolio's 30-day standardized yield fell to 8.01% at the end of May from 9.39% six months ago.

We thank you for your continued support.

Respectfully submitted,


James S. Riepe
Chairman

June 20, 2003

Financial Highlights
T. Rowe Price Institutional High Yield Fund
Certified Shareholder Report and Financials

                                                        For a share outstanding
                                                          throughout the period
                                                          ---------------------

                                                                        5/31/02
                                                                        Through
                                                                        5/31/03

NET ASSET VALUE
Beginning of period                                                      $10.00

Investment activities

 Net investment income (loss)                                              0.83
 Net realized and unrealized gain (loss)                                   0.47
 Total from investment activities                                          1.30

Distributions
  Net investment income                                                   (0.83)

NET ASSET VALUE
End of period                                                            $10.47
                                                                         ------

Ratios/Supplemental Data

Total return^                                                             13.78%

Ratio of total expenses to
average net assets                                                         0.50%

Ratio of net investment
income (loss) to average
net assets                                                                 8.59%

Portfolio turnover rate                                                    72.3%

Net assets, end of period
(in thousands)                                                          $586,431

^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments
T. Rowe Price Institutional High Yield Fund
Certified Shareholder Report and Financials
May 31, 2003

                                                        Par/Shares        Value
--------------------------------------------------------------------------------
                                                                 In thousands


CORPORATE BONDS AND NOTES 85.3%

Aerospace & Defense 0.4%
Anteon, 12.00%, 5/15/09                    $         1,335      $         1,468
Sequa, 9.00%, 8/1/09                                   900                  954

                                                                          2,422

Automobiles and Related  2.1%

Arvin Industries
  7.125%, 3/15/09                                      375                  383

Arvinmeritor
  8.75%, 3/1/12                                        775                  845

Cummins Engine, 144A
  9.50%, 12/1/10                                       650                  705

Dana
    9.00%, 8/15/11                                   1,475                1,537

    10.125%, 3/15/10                                   725                  785

HLI Operating, 144A
  10.50%, 6/15/10                                    1,625                1,662

Lear
    7.96%, 5/15/05                                     400                  425

    8.11%, 5/15/09                                     450                  505

MSX International
  11.375%, 1/15/08                                     400                  240

Tenneco Automotive, Series B
  11.625%, 10/15/09                                  1,675                1,482

TRW Automotive
  144A, 9.375%, 2/15/13                              2,250                2,340

  144A, 11.00%, 2/15/13                              1,350                1,404

                                                                         12,313

Broadcasting  4.7%

Acme Intermediate Holdings
  Series B, STEP
  12.00%, 9/30/05                                      251                  256

Cumulus Media
  10.375%, 7/1/08                                      675                  725

Granite Broadcasting
  10.375%, 5/15/05                                   1,275                1,272

Gray Communications
  9.25%, 12/15/11                                    1,175                1,275

Paxson Communications
    10.75%, 7/15/08                                  1,860                1,981
  STEP, 0%, 1/15/09                                  1,650                1,344

Quebecor Media
  11.125%, 7/15/11                                   4,075                4,523

Radio One, 8.875%, 7/1/11                            1,350                1,468

Salem Communications
    7.75%, 12/15/10                                    200                  204

    9.00%, 7/1/11                                    1,150                1,225

Sinclair Broadcast Group
    8.75%, 12/15/11                                    775                  839
  144A, 8.00%, 3/15/12                               1,975                2,074

Spanish Broadcasting Systems
  9.625%, 11/1/09                                    2,300                2,421

Vivendi Universal, 144A

  9.25%, 4/15/10                                     3,605                4,093

XM Satellite Radio Holdings
  STEP, 0%, 12/31/09                                 2,275                1,644

Young Broadcasting
    8.50%, 12/15/08                                     50                   52

    8.75%, 6/15/07                                     629                  642

    10.00%, 3/1/11                                   1,224                1,273

                                                                         27,311

Building Products  1.7%

American Builders & Contractors Supply
  Series B, 10.625%, 5/15/07                         2,100                2,184

Associated Materials
  9.75%, 4/15/12                                     2,555                2,772

Collins & Aikman Floorcovering
  9.75%, 2/15/10                                     1,225                1,250

Interface
    7.30%, 4/1/08                                      600                  456

    10.375%, 2/1/10                                  1,125                  967

Nortek, Series B
  9.875%, 6/15/11                                    1,075                1,126

Texas Industries, 144A
  10.25%, 6/15/11                                    1,450                1,450

                                                                         10,205


Building and Real Estate  1.9%

Beazer Homes
  8.375%, 4/15/12                                      400                  437

D.R. Horton
    6.875%, 5/1/13                                     300                  306

    8.50%, 4/15/12                                     250                  274

Lennar, Series B
  9.95%, 5/1/10                                      2,150                2,515

LNR Property
  10.50%, 1/15/09                                    1,700                1,819

Ryland Group
    9.125%, 6/15/11                                  2,510                2,799

    9.75%, 9/1/10                                      150                  171

WCI Communities
    9.125%, 5/1/12                         $           325      $           335
    10.625%, 2/15/11                                 1,100                1,191

Williams Scotsman
  9.875%, 6/1/07                                     1,250                1,181
                                                                         11,028

Cable Operators  3.3%

Charter Communications
    8.625%, 4/1/09                                   1,425                1,040
    10.00%, 5/15/11                                    150                  109
    10.75%, 10/1/09                                  1,775                1,314
    11.125%, 1/15/11                                 1,500                1,110

Coaxial, STEP, 0%, 8/15/08                           2,000                1,980
CSC Holdings
    7.875%, 12/15/07                                   200                  205
    7.875%, 2/15/18                                    150                  153
  Series B, 7.625%, 4/1/11                           1,700                1,734
  Series B, 8.125%, 7/15/09                            500                  515
  Series B, 8.125%, 8/15/09                            225                  232

Insight Communications
  STEP, 0%, 2/15/11                                  4,525                3,484

Insight Midwest, 144A
  9.75%, 10/1/09                                       175                  184

Insight Midwest / Insight Capital
  10.50%, 11/1/10                                    1,400                1,523

Mediacom, 7.875%, 2/15/11                              350                  347

Mediacom Broadband
  11.00%, 7/15/13                                    3,425                3,750

Olympus Communications
  2.518%, 6/30/10                                    1,500                1,305

Rogers Cablesystem
  Series B, 10.00%, 3/15/05                            390                  419
  11.00%, 12/1/15                                      150                  169

                                                                         19,573

Conglomerates  0.6%

Tyco International
  Convertible Series A, 144A
  2.75%, 1/15/18                                     2,625                2,835
  Convertible Series B, 144A
  3.125%, 1/15/23                                      400                  440

                                                                          3,275

Container  4.8%
AEP Industries
    9.875%, 11/15/07                                 1,550                1,519

Applied Extrusion Technologies
  10.75%, 7/1/11                                     1,475                1,121

Ball, 7.75%, 8/1/06                                    300                  322

BWAY, 144A
  10.00%, 10/15/10                                   1,800                1,890

Constar International
  11.00%, 12/1/12                                    1,705                1,807

Crown Holdings
  144A, 9.50%, 3/1/11                                2,775                2,900
  144A, 10.875%, 3/1/13                              1,600                1,688

Graham Packaging
  8.75%, 1/15/08                                       900                  901

Greif Brothers, 8.875%, 8/1/12                         675                  716

Owens Brockway Glass Container
    8.875%, 2/15/09                                  2,250                2,385
  144A, 7.75%, 5/15/11                                 700                  718
  144A, 8.25%, 5/15/13                               2,275                2,286

Owens-Illinois
  7.15%, 5/15/05                                     1,000                1,000

Plastipak Holdings
  10.75%, 9/1/11                                     3,740                3,983

Pliant, 144A, 11.125%, 9/1/09                        1,400                1,442

Silgan Holdings, 9.00%, 6/1/09                       3,100                3,193

                                                                         27,871

Electric Utilities  4.7%
AES
    8.375%, 8/15/07                                    850                  752
    8.50%, 11/1/07                                   1,875                1,659
    10.25%, 7/15/06                                    475                  461
  144A, 9.00%, 5/15/15                               1,725                1,760

Allegheny Energy Supply
  144A, STEP,
  8.75%, 4/15/12                                     1,960                1,656

Alliant Energy Resources
  7.00%, 12/1/11                                       560                  645

ANR Pipeline, 144A
  8.875%, 3/15/10                                      350                  381

Aquila, 144A, STEP
  14.875%, 7/1/12                                      750                  780

Calpine, 8.50%, 2/15/11                              2,225                1,513

CMS Energy
  9.875%, 10/15/07                                   2,825                2,889

DPL
    6.875%, 9/1/11                                   1,050                1,144
    8.25%, 3/1/07                                      450                  501

Dynegy Holdings
  8.75%, 2/15/12                                     1,000                  880

Dynegy-Roseton Danskammer
  Series A, 144A,
  7.27%, 11/8/10                                       400                  352

Illinois Power, 144A
  11.50%, 12/15/10                         $         1,850      $         2,072

Northwest Pipeline Corporation
  144A, 8.125%, 3/1/10                                 825                  908

Northwestern
    7.875%, 3/15/07                                    425                  346
    8.75%, 3/15/12                                   1,040                  822

Orion Power
  12.00%, 5/1/10                                     1,300                1,407

South Point Energy Center
    Series A, 144A
    8.40%, 5/30/12                                     945                  898

    Series B, 144A
    9.825%, 5/30/19                                    900                  778

Southern Natural Gas
    8.00%, 3/1/32                                      225                  230
  144A, 8.875%, 3/15/10                                750                  814

Teco Energy
    7.00%, 5/1/12                                    1,325                1,310
    7.20%, 5/1/11                                      150                  150

TNP Enterprises
  10.25%, 4/1/10                                       675                  645

Williams Companies
    7.625%, 7/15/19                                    475                  418
  144A, 8.125%, 3/15/12                                625                  619
  144A, 8.75%, 3/15/32                                 900                  873
  Series A, 7.50%, 1/15/31                             225                  191

                                                                         27,854

Electronic Components  3.6%
AMI Semiconductor, 144A
  10.75%, 2/1/13                                       925                1,027

Amkor Technology
    9.25%, 5/1/06                                      175                  184
    9.25%, 2/15/08                                     325                  339
  144A, 7.75%, 5/15/13                               2,400                2,280

ASAT Finance
  12.50%, 11/1/06                                      699                  559

Avaya, 11.125%, 4/1/09                               1,675                1,832

Chippac International
  Series B, 12.75%, 8/1/09                           1,125                1,260

Fairchild Semiconductor
    10.375%, 10/1/07                                   825                  866
    10.50%, 2/1/09                                   2,900                3,248

Flextronics, 9.875%, 7/1/10                          1,575                1,732

Lucent Technologies
  6.45%, 3/15/29                                     1,375                  963

Nortel Networks
  6.125%, 2/15/06                                    1,475                1,431

Northern Telecom
  6.875%, 9/1/23                                     1,350                1,168

On Semiconductor
    13.00%, 5/15/08                                    975                  946
  144A, 12.00%, 3/15/10                              1,375                1,485

Sanmina, 144A
  10.375%, 1/15/10                                   1,300                1,443

Seagate Technology
  8.00%, 5/15/09                                       400                  428

                                                                         21,191

Energy  4.3%

Amerigas Partners
    8.875%, 5/20/11                                    375                  405
    10.00%, 4/15/06                                  2,575                2,787

Bluewater Finance, 144A
  10.25%, 2/15/12                                      525                  541

BRL Universal Equipment
  8.875%, 2/15/08                                      730                  783

Chesapeake Energy
  9.00%, 8/15/12                                     1,550                1,713

Dresser, 9.375%, 4/15/11                             1,150                1,162

Encore Acquisition
  8.375%, 6/15/12                                      715                  758

Ferrellgas Partners
  8.75%, 6/15/12                                     1,025                1,107

Frontier Escrow, 144A
  8.00%, 4/15/13                                       925                  953

Geophysique
  10.625%, 11/15/07                                  2,110                2,152

Hanover Equipment Test
  Series B, 8.75%, 9/1/11                              125                  128
  Series A, 9.487%, 9/1/08                             275                  283

Magnum Hunter Resources
    9.60%, 3/15/12                                     650                  709
    10.00%, 6/1/07                                     677                  697

Petroleum Helicopters
  9.375%, 5/1/09                                     1,400                1,540

Plains All American Pipeline
  7.75%, 10/15/12                                      375                  409

Pride Petroleum, 9.375%, 5/1/07                        750                  776

Stone Energy, 8.25%, 12/15/11                          175                  187

Swift Energy
    9.375%, 5/1/12                                   1,450                1,515
    10.25%, 8/1/09                                   1,050                1,113

Universal Compression
  144A, 7.25%, 5/15/10                     $         1,600      $         1,640
  STEP, 9.875%, 2/15/08                              2,800                2,940

Westport Resources
  8.25%, 11/1/11                                       450                  488

XTO Energy, 7.50%, 4/15/12                             450                  497

                                                                         25,283

Entertainment and Leisure  1.6%

AMC Entertainment
    9.50%, 3/15/09                                     175                  179
    9.875%, 2/1/12                                     675                  702

AMF Bowling Worldwide
  13.00%, 9/1/08                                     1,125                1,215

Six Flags
    8.875%, 2/1/10                                     475                  453
    9.50%, 2/1/09                                    2,800                2,793

Speedway Motorsports
    8.50%, 8/15/07                                   1,000                1,045
  144A, 6.75%, 6/1/13                                1,375                1,409

Town Sports International
  144A, 9.625%, 4/15/11                                775                  804

Universal City Development
  Partners, 144A
  11.75%, 4/1/10                                       800                  856

                                                                          9,456

Finance and Credit  0.4%
Colonial Bank, 9.375%, 6/1/11                          200                  232
Willis Corroon, 9.00%, 2/1/09                        2,025                2,167
                                                                          2,399

Food/Tobacco  3.0%

Agrilink Foods
  11.875%, 11/1/08                                   2,123                2,298

B&G Foods, 9.625%, 8/1/07                            1,650                1,689

Burns Philip Capital Property
  144A, 10.75%, 2/15/11                              2,650                2,748

Dimon, 9.625%, 10/15/11                              2,710                2,954

Doane Pet Care, 144A
  10.75%, 3/1/10                                     1,375                1,458

Dole Food
    8.625%, 5/1/09                                     700                  742
  144A, 8.875%, 3/15/11                              2,050                2,173

Luigino's, 10.00%, 2/1/06                            2,225                2,292

Packaged Ice, Series B
  9.75%, 2/1/05                                      1,525                1,540

                                                                         17,894

Gaming  3.8%

Ameristar Casinos
  10.75%, 2/15/09                                    2,355                2,614

Argosy Gaming
  10.75%, 6/1/09                                     2,405                2,622

Chukchansi Economic
  Development Auth., 144A
  14.50%, 6/15/09                                      400                  422

Coast Hotels & Casinos
  9.50%, 4/1/09                                        700                  742

Hard Rock Hotel, 144A
  8.875%, 6/1/13                                       975                1,002

Herbst Gaming, 10.75%, 9/1/08                          725                  790

Hollywood Park, Series B
  9.50%, 8/1/07                                        225                  218

Horseshoe Gaming
  8.625%, 5/15/09                                      450                  475

Isle of Capri Casinos
  8.75%, 4/15/09                                       675                  705

Mikohn Gaming
  11.875%, 8/15/08                                   1,695                1,627


Park Place Entertainment
  7.875%, 12/15/05                                     250                  262

Penn National Gaming
  11.125%, 3/1/08                                    2,600                2,860

Pinnacle Entertainment
  9.25%, 2/15/07                                     2,725                2,633

Station Casinos
    8.375%, 2/15/08                                    105                  113
    9.875%, 7/1/10                                   1,875                2,053

Turning Stone Casino Resort
  144A, 9.125%, 12/15/10                               350                  368

Venetian Casino Resort
  11.00%, 6/15/10                                    2,300                2,513

                                                                         22,019

Healthcare Services  3.9%

Alaris Medical Systems, STEP
  0%, 8/1/08                                         2,200                2,310

Alliance Imaging
  10.375%, 4/15/11                                   1,530                1,515

Alpharma, 144A
  8.625%, 5/1/11                                       500                  518

Ameripath, 144A
  10.50%, 4/1/13                                     1,650                1,724

AmerisourceBergen
  8.125%, 9/1/08                                     1,250                1,372

Bio-Rad Labs
  11.625%, 2/15/07                         $         1,300      $         1,430

Concentra Operating, Series B
  13.00%, 8/15/09                                    1,200                1,338

Conmed, 9.00%, 3/15/08                               2,072                2,160

Fisher Scientific
  8.125%, 5/1/12                                     1,000                1,073

Fresenius Medical Capital Trust II
  7.875%, 2/1/08                                     1,375                1,433

Fresenius Medical Care
  7.375%, 6/15/11 (EUR)                                100                  118

Fresenius Medical Care Capital
  Trust IV, 7.875%, 6/15/11                            225                  236

Insight Health Services
  9.875%, 11/1/11                                    1,625                1,584

Kinetic Concepts
  9.625%, 11/1/07                                    1,850                1,905

Omnicare, 8.125%, 3/15/11                              300                  324

Triad Hospitals
  Series B, 11.00%, 5/15/09                          1,605                1,790

Vicar Operating
  9.875%, 12/1/09                                    1,925                2,132

                                                                         22,962

Lodging  2.5%

Courtyard by Marriott
  10.75%, 2/1/08                                     3,300                3,217

Hilton Hotels
  7.625%, 12/1/12                                      400                  429

HMH Properties
  7.875%, 8/1/08                                       450                  449

Host Marriott, Series I
  9.50%, 1/15/07                                     2,075                2,197

John Q. Hammons Hotels
  Series B, 8.875%, 5/15/12                          2,650                2,703

La Quinta Inns
  7.40%, 9/15/05                                     1,150                1,185

La Quinta Properties, 144A
  8.875%, 3/15/11                                    3,125                3,266

Meristar Hospitality
    9.00%, 1/15/08                                     925                  863
    9.125%, 1/15/11                                    675                  624

                                                                         14,933

Long Distance  0.6%

Level 3 Communications
  9.125%, 5/1/08                                       800                  668

MCI Communications
    6.50%, 4/15/10                                   1,225                  955
    7.125%, 6/15/27 *                                1,325                1,033
    7.75%, 3/23/25 *                                   200                  156
    8.25%, 1/20/23                                     825                  644

                                                                          3,456
Manufacturing  2.3%

Actuant, 13.00%, 5/1/09                              2,172                2,541

AGCO, 9.50%, 5/1/08 +                                1,075                1,172

International Wire Group
  11.75%, 6/1/05                                       375                  261
  Series B, 11.75%, 6/1/05                           1,075                  747

Motors & Gears
  10.75%, 11/15/06                                     650                  566

National Waterworks, 144A
  10.50%, 12/1/12                                    2,350                2,597

Rexnord, 144A
  10.125%, 12/15/12                                  2,525                2,777

Trimas, 9.875%, 6/15/12                              2,675                2,728

                                                                         13,389

Metals and Mining  2.8%

AK Steel
    7.75%, 6/15/12                                   1,975                1,570
    7.875%, 2/15/09                                  1,050                  869

Bethlehem Steel
  10.375%, 9/1/03 *                                    100                    2

Better Minerals & Aggregates
  13.00%, 9/15/09                                    1,575                1,071

Earle M. Jorgensen
  9.75%, 6/1/12                                      3,775                3,945

Joy Global, 8.75%, 3/15/12                             900                  976

Luscar Coal, 9.75%, 10/15/11                         1,550                1,755

Russel Metals, 10.00%, 6/1/09                        1,250                1,331

Schuff Steel, 10.50%, 6/1/08                           650                  517

Steel Dynamics
  9.50%, 3/15/09                                     2,340                2,410

UCAR Finance,
  10.25%, 2/15/12                                      900                  860

USX-U.S. Steel Group
  9.75%, 5/15/10                                       850                  842

                                                                         16,148

Miscellaneous Consumer Products  2.9%

American Achievement
  11.625%, 1/1/07                                    1,100                1,180

American Safety Razor, Series B
  9.875%, 8/1/05                                       450                  419

Armkel Finance
  9.50%, 8/15/09                                     1,075                1,204

Commemorative Brands
  11.00%, 1/15/07                          $           950      $           912

Hockey Company
  11.25%, 4/15/09                                    1,050                1,155

Johnson Diversey, Series B
  9.625%, 5/15/12                                    1,675                1,843

Jostens, 12.75%, 5/1/10                              4,585                5,387

Playtex Products
  9.375%, 6/1/11                                     2,545                2,723

Sealy Mattress
  9.875%, 12/15/07                                     775                  740

Simmons, 10.25%, 3/15/09                             1,275                1,364

                                                                         16,927

Paper and Paper Products  4.4%

Ainsworth Lumber
    12.50%, 7/15/07                                  1,075                1,193
    13.875%, 7/15/07                                 1,475                1,652

Fibermark, 10.75%, 4/15/11                           1,250                1,263

Fort James
    6.70%, 11/15/03                                    550                  553
    6.875%, 9/15/07                                    125                  124

Four M, 12.00%, 6/1/06                               3,575                3,646

Georgia Pacific, 144A
  9.375%, 2/1/13                                     2,850                3,035

Longview Fibre
  10.00%, 1/15/09                                    2,925                3,174

MDP Acquisitions
  PIK, 144A, 15.50%, 10/1/13                           216                  231
  144A, 9.625%, 10/1/12                              2,100                2,236

Packaging Corp. of America
  9.625%, 4/1/09                                     2,325                2,511

Potlatch, 10.00%, 7/15/11                            2,400                2,613

Riverwood International
  10.625%, 8/1/07                                      300                  312

Smurfit Capital
  6.75%, 11/20/05                                      500                  518

Stone Container
    8.375%, 7/1/12                                     475                  498
    9.75%, 2/1/11                                      820                  890
  144A, 11.50%, 8/15/06                              1,250                1,331

                                                                         25,780

Printing and Publishing  4.0%

American Media Operations, 144A
  8.875%, 1/15/11                                      675                  726

Canwest Media
  10.625%, 5/15/11                                   1,475                1,667

Dex Media East
    9.875%, 11/15/09                                 1,100                1,231
    12.125%, 11/15/12                                3,600                4,230

Houghton Mifflin, 144A
  9.875%, 2/1/13                                     1,850                1,942

Liberty Group
  9.375%, 2/1/08                                     1,400                1,386

Mail-Well
  9.625%, 3/15/12                                      850                  867

Primedia
    8.50%, 2/1/06                                      725                  727
  144A, 8.00%, 5/15/13                               1,900                1,905

R.H. Donnelley Finance
  144A, 8.875%, 12/15/10                               325                  352
  144A, 10.875%, 12/15/12                            3,875                4,349

Sun Media, 144A
  7.625%, 2/15/13                                    1,050                1,134

Transwestern Publishing
  9.625%, 11/15/07                                   1,450                1,508

Vertis, 144A, 9.75%, 4/1/09                          1,300                1,326
                                                                         23,350

Restaurants/Food Distribution  0.1%

Advantica Restaurant Group
  11.25%, 1/15/08                                      875                  669

                                                                            669

Retail  1.0%

Barneys, 144A, 9.00%, 4/1/08                           625                  550

Dillards
    6.43%, 8/1/04                                      155                  157
    6.69%, 8/1/07                                    1,050                1,034

Gap
  STEP, 9.90%, 12/15/05                                875                  984
  STEP, 10.55%, 12/15/08                             2,600                3,146

                                                                          5,871

Satellites  2.2%

DirecTV Holdings, 144A
  8.375%, 3/15/13                                    3,750                4,144

Echostar DBS
    9.125%, 1/15/09                                  5,125                5,702
    9.375%, 2/1/09                                     610                  654
    10.375%, 10/1/07                                   975                1,077

Pegasus Communications, Series B
  12.50%, 8/1/07                                       250                  225

Pegasus Satellite
    12.375%, 8/1/06                        $           350      $           318
  STEP, 0%, 3/1/07                                   1,320                1,076

                                                                         13,196

Services  3.4%

Allied Waste Industries
  Series B, 7.875%, 1/1/09                             650                  663
  7.875%, 4/15/13                                    2,425                2,455
  144A, 9.25%, 9/1/12                                  875                  941

Avis Group, 11.00%, 5/1/09                             450                  508

Brand Services
  12.00%, 10/15/12                                   1,250                1,375

Brickman Group, 144A
  11.75%, 12/15/09                                   1,275                1,415

Casella Waste Systems, 144A
  9.75%, 2/1/13                                      2,925                3,057

Coinmach, 9.00%, 2/1/10                              1,650                1,745

Global Imaging Systems
  10.75%, 2/15/07                                    2,100                2,205

Iesi Corporation
  10.25%, 6/15/12                                    1,475                1,519

IPC Acquisition
  11.50%, 12/15/09                                   1,725                1,777

Synagro Technologies
  9.50%, 4/1/09                                      2,050                2,199
                                                                         19,859

Specialty Chemicals  5.9%

Arco Chemical, 9.80%, 2/1/20                           850                  765

Avecia Group, 11.00%, 7/1/09                         3,050                2,806

Compass Minerals Group
  10.00%, 8/15/11                                    2,010                2,231

Equistar Chemicals, 144A
  10.625%, 5/1/11                                      300                  305

Hercules, 11.125%, 11/15/07                          2,095                2,409

HMP Equity Holdings, 144A
  STEP, 0%, 5/15/08                                  1,300                  624

Huntsman ICI Chemicals
  10.125%, 7/1/09                                    2,600                2,463

Huntsman International
    9.875%, 3/1/09                                   2,475                2,549
    10.125%, 7/1/09 (EUR)                              225                  236

Koppers, 9.875%, 12/1/07                             4,385                4,473

Kronos International
  8.875%, 6/30/09 (EUR)                                625                  750

Lyondell Chemical
    9.50%, 12/15/08                                    875                  840
  Series A, 9.625%, 5/1/07                             600                  592

MacDermid, 9.125%, 7/15/11                           2,378                2,628

Messer Griesheim,
  10.375%, 6/1/11 (EUR)                                175                  226

Noveon, 13.00%, 8/31/11 +                            2,250                2,295

OMNOVA Solutions, 144A
  11.25%, 6/1/10                                       875                  910

Polyone, 144A
  10.625%, 5/15/10                                     600                  588

Resolution Performance, 144A
  9.50%, 4/15/10                                     1,400                1,435

Rhodia
  144A, 8.00%, 6/1/10 (EUR)                            375                  447
  144A, 8.875%, 6/1/11                               1,450                1,460
  144A, 9.25%, 6/1/11 (EUR)                            475                  563
Salt Holdings
  144A, STEP, 0%, 12/15/12                           2,375                1,615
  144A, STEP, 0%, 6/1/13                             2,125                1,190

                                                                         34,400

Supermarkets  0.4%

The Pantry, 10.25%, 10/15/07                         2,050                2,112

                                                                          2,112

Textiles and Apparel  0.8%

Anvil Knitwear
  10.875%, 3/15/07                                   1,475                1,479

Avondale Mills
  10.25%, 5/1/06                                       475                  475

Dan River, 144A
  12.75%, 4/15/09                                    1,075                1,059

Dyersburg, Series B
  9.75%, 9/1/07 *                                    1,000                    0

Levi Strauss & Company, 144A
  12.25%, 12/15/12                                   1,975                1,639

                                                                          4,652

Transportation  1.5%

Continental Airlines Pass Through Trust
  Series 2000-1, Class A 1
  8.048%, 11/1/20                                      226                  208

Delta Air Lines
  8.30%, 12/15/29                                      700                  455

Laidlaw International, 144A
  10.75%, 6/15/11                                    1,450                1,450

Northwest Airlines
  9.875%, 3/15/07                                      275                  209

Petro Stopping
    10.50%, 2/1/07                         $         2,471      $         2,483
  STEP, 0%, 8/1/08                                   1,400                  742

TravelCenters of America
  12.75%, 5/1/09                                     2,825                3,136

                                                                          8,683

Wireless Communications  3.7%

Alamosa PCS, 12.50%, 2/1/11                          1,300                  962

Dobson Communications
  10.875%, 7/1/10                                    1,650                1,741

Nextel Communications
    9.50%, 2/1/11                                    1,300                1,417
    12.00%, 11/1/08                                     75                   81
  STEP, 9.75%, 10/31/07                                400                  411
  STEP, 9.95%, 2/15/08                               1,025                1,071
  STEP, 10.65%, 9/15/07                              4,925                5,122

Nextel Partners
    11.00%, 3/15/10                                  1,375                1,478
    12.50%, 11/15/09                                   175                  195

Rogers Cantel
    9.375%, 6/1/08                                   1,000                1,040
    9.75%, 6/1/16                                      125                  141
Rogers Wireless, 9.625%, 5/1/11                        925                1,027

Rural Cellular, 9.75%, 1/15/10                       1,525                1,205

Telecorp PCS, 10.625%, 7/15/10                       1,175                1,398

Tritel PCS, 10.375%, 1/15/11                         1,200                1,446

Triton PCS
  144A, 8.50%, 6/1/13                                1,700                1,700
  STEP, 11.00%, 5/1/08                               1,450                1,522

                                                                         21,957

Wireline Communications  2.0%

Alaska Communications Systems
  9.375%, 5/15/09                                    1,725                1,699

Colt Telecom, STEP
  12.00%, 12/15/06                                     565                  542

Qwest Corporation, 144A
  8.875%, 3/15/12                                    2,500                2,813

Qwest Services, 144A
  13.50%, 12/15/10                                   3,875                4,417

Time Warner Telecom
    9.75%, 7/15/08                                     650                  585
    10.125%, 2/1/11                                  1,500                1,350

U.S. West Communications
  6.625%, 9/15/05                                      375                  381

                                                                         11,787

Total Corporate Bonds and Notes
(Cost  $489,005)                                                        500,225

EQUITY AND CONVERTIBLE SECURITIES  2.8%

Broadcasting  0.4%

Cumulus Media, Series A
  Pfd. Stock, 13.75%, PIK                                0                  164

Granite Broadcasting,
  Pfd. Stock, 12.75%, PIK *                              1                  785

Paxson Communications, PIK, Jr.
  Exch. Pfd. Stock, 13.25% *                             0                  548

Sinclair Capital, Pfd. Stock
  11.63%, PIK                                           10                1,055

                                                                          2,552

Cable Operators  1.4%
CSC Holdings
  Series H, Pfd. Stock
  PIK, 11.75%                                            3                  281

  Series M, Pfd. Stock
  PIK, 11.13%                                           75                7,819

                                                                          8,100

Electric Utilities  0.1%

TNP Enterprises, Series D
  Pfd. Stock, PIK. 14.50% *                              1                  735

                                                                            735
Electronic Components  0.3%

Lucent Technologies, Pfd.
  Conv. Stock, 8.00%                                     2                1,705

                                                                          1,705

Gaming  0.0%

Mikohn Gaming, Warrants
  8/15/08, 144A *                                        2                    0

                                                                              0

Paper and Paper Products  0.0%

MDP Acquisitions
  Warrants, 10/1/13 *                                    0                    1

                                                                              1

Printing and Publishing  0.0%

Primedia, Series H, Exch.
  Pfd. Stock, 8.625%                                     2                  181

Specialty Chemicals  0.3%

Hercules Trust II, Pfd. Conv.
  Stock, 6.50%                             $             2      $         1,426

                                                                          1,426

Textiles and Apparel  0.1%

Anvil Holdings, Series B
  Pfd. Stock, PIK, 13.00% *                             21                  502

                                                                            502

Transportation  0.0%

TravelCenters of America
  Warrants, 5/1/09 *                                     2                    4
  Warrants, 11/14/10 *                                   6                   61

                                                                             65

Wireless Communications  0.2%

Dobson Communications
    Pfd. Stock, 12.25%                                   0                   70
    Pfd. Stock, PIK, 12.25%                              1                1,023

                                                                          1,093

Total Equity and Convertible Securities
(Cost $14,752)                                                           16,360

Money Market Funds  8.8%

T. Rowe Price Reserve Investment
  Fund, 1.28% #                                     51,567               51,567

Total Money Market Funds
(Cost $51,567)                                                          51,567


                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Total Investments in Securities

96.9% of Net Assets
(Cost $555,324)                                                      $  568,152

Other Assets Less Liabilities                                            18,279

NET ASSETS                                                             $586,431
                                                                       --------


#    Seven-day yield

*    Non-income producing

+ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules; the total of such securities at period-end amounts to $3,467,000 and represents 0.6% of net assets.

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers; the total of such securities at period-end amounts to $122,382,000 and represents 20.1% of net assets.

EUR  Euro

PIK  Payment-in-Kind

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
Certified Shareholder Report and Financials
May 31, 2003
In thousands

Assets

Investments in securities, at value (cost $555,324)        $            568,152

Other assets                                                             34,099

Total assets                                                            602,251

Liabilities

Total liabilities                                                        15,820

NET ASSETS                                                 $            586,431
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                196

Undistributed net realized gain (loss)                                    2,127

Net unrealized gain (loss)                                               12,831

Paid-in-capital applicable to 56,029,134 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      571,277

NET ASSETS                                                 $            586,431
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              10.47
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional High Yield Fund
Certified Shareholder Report and Financials
In thousands

                                                                        5/31/02
                                                                        Through
                                                                        5/31/03

Investment Income (Loss)

Income
  Interest                                                 $             13,873

  Dividend                                                                  403

  Income distributions from mutual funds                                    155

  Other                                                                      22

  Total income                                                           14,453

Expenses

  Investment management and administrative expense                          796

Net investment income (loss)                                             13,657

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              2,219

  Foreign currency transactions                                             (19)

  Net realized gain (loss)                                                2,200

Change in net unrealized gain (loss)

  Securities                                                             12,828

  Other assets and liabilities
  denominated in foreign currencies                                           3

  Change in net unrealized gain (loss)                                   12,831

Net realized and unrealized gain (loss)                                  15,031

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             28,688
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional High Yield Fund
Certified Shareholder Report and Financials

In thousands

                                                                        5/31/02
                                                                        Through
                                                                        5/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                             $             13,657

  Net realized gain (loss)                                                2,200

  Change in net unrealized gain (loss)                                   12,831

  Increase (decrease) in net assets from operations                      28,688

Distributions to shareholders

  Net investment income                                                 (13,534)

Capital share transactions *

  Shares sold                                                           294,744

  Shares issued in connection with
  in-kind subscriptions                                                 270,050

  Distributions reinvested                                               11,955

  Shares redeemed                                                        (5,572)

  Increase (decrease) in net assets from capital
  share transactions                                                    571,177

Net Assets

Increase (decrease) during period                                       586,331

Beginning of period                                                         100

End of period                                              $            586,431
                                                           --------------------

*Share information

  Shares sold                                                            29,207

  Shares issued in connection with
  in-kind subscriptions                                                  26,187

  Distributions reinvested                                                1,184

  Shares redeemed                                                          (559)

  Increase (decrease) in shares outstanding                              56,019


The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional High Yield Fund
Certified Shareholder Report and Financials
May 31, 2003


Note 1 - Significant Accounting Policies

T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional High Yield Fund (the fund), a diversified, open-end management investment company, is the sole portfolio established by the corporation and commenced operations on May 31, 2002. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

In-Kind Subscriptions
Under certain circumstances and when considered in the best interest of the fund, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund. During the year ended May 31, 2003, the fund accepted $270,050,000 of in-kind subscriptions, including $215,163,000 from other T. Rowe Price funds.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
At May 31, 2003, approximately 84% of the fund's net assets were invested directly in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $402,689,000 and $102,380,000, respectively, for the year ended May 31, 2003.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

Distributions during the year ended May 31, 2003 totaled $13,534,000 and were characterized as ordinary income for tax purposes. At May 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                    $         14,606,000

Unrealized depreciation                                              (1,842,000)

Net unrealized appreciation (depreciation)                           12,764,000

Undistributed ordinary income                                         2,390,000

Paid-in capital                                                     571,277,000

Net assets                                                 $        586,431,000
                                                           --------------------

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. Consequently, $18,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2004. For federal income tax purposes, market discount is recognized as income at the time of sale in the amount of the lesser of gain or scheduled amortization. Accordingly, at May 31, 2003, amortization of $49,000 that has been recognized as income for financial reporting purposes is treated as unrealized appreciation for tax purposes.

For the year ended May 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of market discount at time of sale. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                        $             73,000

Undistributed net realized gain                                         (73,000)

At May 31, 2003, the cost of investments for federal income tax purposes was $555,391,000.


Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At May 31, 2003, $196,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2003, totaled $155,000.

Mutual funds and other accounts managed by T. Rowe Price and its affiliates may invest in the fund; however, no T. Rowe Price fund may invest for the purpose of exercising management or control over the fund. At May 31, 2003, approximately 39.8% of the fund's outstanding shares were held by T. Rowe Price funds.

T. Rowe Price Institutional High Yield Fund
Certified Shareholder Report and Financials

Report of Independent Auditors


To the Board of Directors of T. Rowe Price Institutional Income Funds, Inc. and Shareholders of T. Rowe Price Institutional High Yield Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Institutional High Yield Fund (comprising T. Rowe Price Institutional Income Funds, Inc., hereafter referred to as the "Fund") at May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the fiscal period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2003 by correspondence with custodians, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
June 18, 2003

Tax Information (Unaudited) for the Tax Year Ended 5/31/03

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $228,000 of the fund's distributed income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $403,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

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T. Rowe Price Institutional High Yield Fund
Certified Shareholder Report and Financials

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 800-225-5132.

Independent Directors


Name
(Date of Birth)                 Principal Occupation(s) During Past 5 Years and
Year Elected*                   Directorships of Other Public Companies

--------------------------------------------------------------------------------

Anthony W. Deering              Director, Chairman of the Board, President, and
(1/28/45)                       Chief Executive Officer, The Rouse Company, real
2002                            estate developers; Director, Mercantile Bank
                                (4/03 to present)


Donald W. Dick, Jr.             Principal, EuroCapital Advisors, LLC, an
(1/27/43)                       acquisition and management advisory firm
2002


David K. Fagin                  Director, Golden Star Resources Ltd., Canyon
(4/9/38)                        Resources Corp. (5/00 to present), and Pacific
2002                            Rim Mining Corp. (2/02 to present); Chairman and
                                President, Nye Corp.



F. Pierce Linaweaver            President, F. Pierce Linaweaver & Associates,
(8/22/34)                       Inc., consulting environmental and civil
2002                            engineers




Hanne M. Merriman               Retail Business Consultant; Director, Ann Taylor
(11/16/41)                      Stores Corp., Ameren Corp., Finlay Enterprises,
2002                            Inc., The Rouse Company, and US Airways Group,
                                Inc.




John G. Schreiber               Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                      a real estate investment company; Senior Advisor
2002                            and Partner, Blackstone Real Estate Advisors,
                                L.P.; Director, AMLI Residential Properties
                                Trust, Host Marriott Corp., and The Rouse
                                Company




Hubert D. Vos                   Owner/President, Stonington Capital Corp., a
(8/2/33)                        private investment company
2002



Paul M. Wythes                  Founding Partner, Sutter Hill Ventures, a
(6/23/33)                       venture capital limited partnership, providing
2002                            equity capital to young high-technology
                                companies throughout the United States;
                                Director, Teltone Corp.

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*Each independent director oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

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T. Rowe Price Institutional High Yield Fund
Certified Shareholder Report and Financials

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price        Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]            Directorships of Other Public Companies

--------------------------------------------------------------------------------

William T. Reynolds             Director and Vice President, T. Rowe Price and
(5/26/48)                       T. Rowe Price Group, Inc.; Director, T. Rowe
2002                            Price Global Asset Management Limited
[37]




James S. Riepe                  Director and Vice President, T. Rowe Price; Vice
(6/25/43)                       Chairman of the Board, Director, and Vice
2002                            President, T. Rowe Price Group, Inc.; Chairman
[105]                           of the Board and Director, T. Rowe Price Global
                                Asset Management Limited, T. Rowe Price Global
                                Investment Services Limited, T. Rowe Price
                                Investment Services, Inc., T. Rowe Price
                                Retirement Plan Services, Inc., and T. Rowe
                                Price Services, Inc.; Chairman of the Board,
                                Director, President, and Trust Officer, T. Rowe
                                Price Trust Company; Director, T. Rowe Price
                                International, Inc.; Chairman of the Board,
                                Institutional Income Funds





M. David Testa                  Chief Investment Officer, Director, and Vice
(4/22/44)                       President, T. Rowe Price; Vice Chairman of the
2002                            Board, Chief Investment Officer, Director, and
[105]                           Vice President, T. Rowe Price Group, Inc.;
                                Director, T. Rowe Price Global Asset Management
                                Limited and T. Rowe Price Global Investment
                                Services Limited; Chairman of the Board and
                                Director, T. Rowe Price International, Inc.;
                                Director and Vice President, T. Rowe Price Trust
                                Company

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*Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name
(Date of Birth)
Title and Fund(s) Served        Principal Occupation(s)

--------------------------------------------------------------------------------

Stephen V. Booth                Vice President, T. Rowe Price, T. Rowe Price
(6/21/61)                       Group, Inc., and T. Rowe Price Trust Company
Vice President,
Institutional Income Funds



Andrew M. Brooks                Vice President, T. Rowe Price and T. Rowe Price
(2/16/56)                       Group, Inc.
Vice President,
Institutional Income Funds



Joseph A. Carrier               Treasurer, T. Rowe Price, T. Rowe Price Group,
(12/30/60)                      Inc., and T. Rowe Price Investment Services,
Treasurer,                      Inc.
Institutional Income Funds



Roger L. Fiery III              Vice President, T. Rowe Price, T. Rowe Price
(2/10/59)                       Group, Inc., T. Rowe Price International, Inc.,
Vice President,                 and T. Rowe Price Trust Company
Institutional Income Funds




Robert N. Gensler               Vice President, T. Rowe Price and T. Rowe Price
(10/18/57)                      Group, Inc.
Vice President,
Institutional Income Funds



Gregory S. Golczewski           Vice President, T. Rowe Price and T. Rowe Price
(1/15/66)                       Trust Company
Vice President,
Institutional Income Funds





Henry H. Hopkins                Director and Vice President, T. Rowe Price
(12/23/42)                      Group, Inc., T. Rowe Price Investment Services,
Vice President,                 Inc., T. Rowe Price Services, Inc., and T. Rowe
Institutional Income Funds      Price Trust Company; Vice President, T. Rowe
                                Price, T. Rowe Price International, Inc., and
                                T. Rowe Price Retirement Plan Services, Inc.





Paul A. Karpers                 Vice President, T. Rowe Price and T. Rowe Price
(11/14/67)                      Group, Inc.
Vice President,
Institutional Income Funds

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Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe
Price International for at least five years.


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T. Rowe Price Institutional High Yield Fund
Certified Shareholder Report and Financials

Officers (continued)


Name
(Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

--------------------------------------------------------------------------------

Patricia B. Lippert             Assistant Vice President, T. Rowe Price and
(1/12/53)                       T. Rowe Price Investment Services, Inc.
Secretary,
Institutional Income Funds



Kevin P. Loome                  Vice President, T. Rowe Price, T. Rowe Price
(10/19/67)                      Group, Inc., and T. Rowe Price International,
Vice President,                 Inc.
Institutional Income Funds




James E. MacMiller              Assistant Vice President, T. Rowe Price
(4/29/66)
Vice President,
Institutional Income Funds


Michael J. McGonigle            Vice President, T. Rowe Price and T. Rowe Price
(10/14/66)                      Group, Inc.
Vice President,
Institutional Income Funds



Walter P. Stuart III            Vice President, T. Rowe Price and T. Rowe Price
(3/27/60)                       Group, Inc.
Vice President,
Institutional Income Funds



Mark J. Vaselkiv                Vice President, T. Rowe Price and T. Rowe Price
(7/22/58)                       Group, Inc.
President,
Institutional Income Funds



Thea N. Williams                Vice President, T. Rowe Price and T. Rowe Price
(12/20/61)                      Group, Inc.
Vice President,
Institutional Income Funds

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Unless otherwise noted, officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 13, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 13, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 09, 2003